Commitments and Contingencies (Details) - Schedule of future minimum lease payments under noncancelable operating leases - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments under noncancelable operating leases [Line Items]
2021 (for the remaining period)	$ 768	$ 2,600
2022	3,046	2,595
2023	3,064	2,604
2024	3,121	2,651
2025	2,444	2,167
Thereafter	12,278	12,279
Total payments	24,721	24,896
Imputed interest/present value discount	(9,007)	(10,102)
Present value of lease liabilities	15,714	14,794
Finance Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments under noncancelable operating leases [Line Items]
2021 (for the remaining period)	61	266
2022	249	249
2023	61	61
2024
2025
Thereafter
Total payments	371	576
Imputed interest/present value discount	(18)	(37)
Present value of lease liabilities	$ 353	$ 539